Leases - Narrative (Details) - renew	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Operating lease term		12 years
Weighted average remaining lease term for operating leases		8 years
Number of options to renew (or more)	1
Weighted average discount rate		7.76%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term		19 years
Lease renewal term (not to exceed)		20 years